Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury shares, shares (in shares)	2,730	2,730
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	200,000
Ordinary shares, outstanding (in shares)	35,186	34,501
Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	97,740
Ordinary shares, outstanding (in shares)	70,250	70,250
Changyou.com Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury shares, shares (in shares)	2,730	2,730
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	200,000
Ordinary shares, outstanding (in shares)	35,816	34,501
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	97,740
Ordinary shares, outstanding (in shares)	70,250	70,250